Fair value measurement and financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Fair value measurement and financial risk management [Abstract]
Categories of financial instruments
Categories of financial instruments

	December 31,
	2021	2020
	US$’000	US$’000
Financial assets (all at amortized cost):
Cash and cash equivalents	113,032	118,798
Trade receivables	34,263	33,057
Total financial assets	147,295	151,855

Financial liabilities:
At amortized cost
Trade payables and accrued expenses	148,251	89,300
Lease liabilities	5,594	5,532
Other liabilities	—	25,358
Convertible notes	105,788	101,086
Long term loan	93,395	87,302
Contingent value rights	19,892	61,417
At fair value
Contingent consideration	61,221	86,906
Total financial liabilities	434,141	456,901
Net	(286,846)	(305,046)

Maturity profile of financial liabilities
The following table shows the maturity profile of financial liabilities of the Group:

	December 31, 2021
	Carrying amount	Contractual cash flows	6 months or less	6 months - 12 months	1-2 years	2-5 years	> 5 years	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Trade payables and accrued expenses	149,734	149,734	149,734	—	—	—	—	149,734
Lease liabilities	5,594	7,882	757	757	885	2,556	2,927	7,882
Long term loan	93,395	130,776	3,097	3,252	6,778	117,649	—	130,776
Convertible notes	105,788	146,875	3,125	3,125	6,250	134,375	—	146,875
Contingent consideration and contingent value rights*	81,113	80,355	17,043	—	—	63,312	—	80,355
	435,624	515,622	173,756	7,134	13,913	317,892	2,927	515,622

* Contingent consideration contractual cash flows do not include royalty payments due to be paid by Amryt, which are dependent on sales of Oleogel-S10 products. The carrying amount of contingent consideration is recorded at fair value, which incorporates the estimated royalty payments on sales of Oleogel-S10 products.

	December 31, 2020
	Carrying amount	Contractual cash flows	6 months or less	6 months - 12 months	1-2 years	2-5 years	> 5 years	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Trade payables and accrued expenses	89,300	89,300	89,300	—	—	—	—	89,300
Lease liabilities	5,532	8,820	525	525	1,096	2,676	3,998	8,820
Other liabilities	25,358	25,375	3,993	—	21,382	—	—	25,375
Long term loan	87,302	136,723	2,901	3,046	6,349	124,427	—	136,723
Convertible notes	101,086	153,125	3,125	3,125	6,250	140,625	—	153,125
Contingent consideration and contingent value rights*	148,323	127,991	—	62,283	—	65,708	—	127,991
	456,901	541,334	99,844	68,979	35,077	333,436	3,998	541,334

* Contingent consideration contractual cash flows do not include royalty payments due to be paid by Amryt, which are dependent on sales of Oleogel-S10 products. The carrying amount of contingent consideration is recorded at fair value, which incorporates the estimated royalty payments on sales of Oleogel-S10 products.